Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events

33. Subsequent events

 On January 10, 2025, the Board has proposed to the shareholders to approve the change of the name of the Company from "Dunxin Financial Holdings Limited" to "Eason Technology Limited".

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through September 24, 2025, the date the consolidated financial statements were available to be issued. No other events require adjustment to or disclosure in the consolidated financial statements.